Events occurred after the reporting date (Details) - SQM Salar S.A. [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 17, 2018	Dec. 31, 2017
Disclosure of Events occurred after the reporting date [Line Items]
Disclosure of example to describe about selection of lease payment rate		As an example and considering a price of US$12,600 per metric ton (similar to the average price seen in the third quarter of 2017), the lease rate would have been equal to 19.14%.
Lithium carbonate [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate		6.80%
Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	6.80%
Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Two [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	8.00%
Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Three [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	10.00%
Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Four [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	17.00%
Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Five [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	25.00%
Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Six [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	40.00%
Top of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	$ 4,000
Top of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Two [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	5,000
Top of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Three [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	6,000
Top of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Four [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	7,000
Top of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Five [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	10,000
Bottom of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	0
Bottom of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Two [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	4,000
Bottom of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Three [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	5,000
Bottom of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Four [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	6,000
Bottom of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Five [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	7,000
Bottom of range [member] | Modification of agreement with CORFO [Member] | Lithium carbonate [Member] | Price Range Six [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	$ 10,000